Discontinued Operations - Summary of Effect of Disposal on Financial Position (Details) - CAD ($) $ in Thousands			12 Months Ended
	May 15, 2020	Jul. 02, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 28, 2018
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Cash and cash equivalents			$ 60,376	$ 45,337	$ 14,121	$ 7,678
Accounts receivable			15,898	27,638
Biological assets			3,531	14,309	$ 876
Inventory			25,613	59,942
Property, plant and equipment			116,928	281,984
Goodwill				11,440
Intangible assets			5,063	43,995
Accounts payable and accrued liabilities			(23,308)	(58,110)
Lease obligation			(1,031)	(16,227)
Deferred tax liability				(3,365)
Accumulated other comprehensive income				(6,866)
Consideration received
Net loss from discontinued operations			$ (33,627)	$ (128,931)
Bridge Farm
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Cash and cash equivalents	$ 2,963
Accounts receivable	15,641
Biological assets	2,831
Inventory	787
Property, plant and equipment	88,698
Goodwill	11,345
Intangible assets	23,884
Accounts payable and accrued liabilities	(22,792)
Lease obligation	(14,894)
Deferred tax liability	(3,115)
Accumulated other comprehensive income	(7,466)
Net assets and liabilities	97,882
Consideration received
Term Debt Facility	45,000
Contingent consideration liability	34,912
Cancellation of common shares	2,991	$ 2,700
Total consideration	82,903
Net loss from discontinued operations	$ (14,979)